Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Balances and Transactions
6. Related party balances and transactions
The table below sets major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Cunjun Ma	Chief Executive Officer and Director of the Group
Individual Director or Officer	Directors or Officers of the Group
Shareholders and minority shareholders	Shareholders and minority shareholders
Xiaoke Huixuan (Shenzhen) Technology Co., Ltd. (“Xiaoke”)	Company that the Group has significant influence on
Details of related party transactions for the years ended December 31, 2019, 2020 and 2021 are as follows:
Service provided by related parties:

	For the year ended December 31
	2019	2020	2021
	RMB	RMB	RMB
Technology service fee to Xiaoke	—	—	11,609
Others	—	—	552

Total	—	—	12,161

Xiaoke provides technology service to the Company according to the cooperation agreement in 2021.

Details of related party balances as of December 31, 2020 and 2021 are as follows:
Amounts due from related parties:

	As of
	December 31, 2020	December 31, 2021
	RMB	RMB
Shareholders	251	128

	251	128

The amount due from related parties represents the advance miscellaneous fees for shareholders.
Amounts due to related parties:

	As of
	December 31, 2020	December 31, 2021
	RMB	RMB
Xiaoke		11,753
Others	—	122

	—	11,875

The amount due to Xiaoke represents the payable for technology service.